Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payable taxes and other accrued expenses
Accrued expenses	$ 528,376	$ 503,113	$ 345,225
Payable taxes other than income tax	449,453	389,463	410,775
Accrued interest	214,167	239,753	204,843
Total payable taxes and other accrued expenses	$ 1,191,996	$ 1,132,329	$ 960,843